Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Products and related services	$ 11,842	$ 4,978
Projects	5,903	10,633
Warranty and support	3,797	1,346
Total revenues	21,542	16,957
Cost of revenues:
Products and related services	3,362	2,294
Projects	1,911	2,207
Warranty and support	494	164
Total cost of revenues	5,767	4,665
Gross profit	15,775	12,292
Operating expenses:
Research and development	7,496	5,227
Less - royalty-bearing participation	754	312
Research and development, net	6,742	4,915
Sales and marketing, net	6,324	5,886
General and administrative	1,990	2,158
Total operating expenses	15,056	12,959
Operating income (loss)	719	(667)
Financial income, net	373	150
Income (loss) before taxes on income	1,092	(517)
Taxes on income	(13)	(23)
Net income (loss)	$ 1,079	$ (540)
Basic net income (loss) per Ordinary Share	$ 0.08	$ (0.05)
Diluted net income (loss) per Ordinary Share	$ 0.08	$ (0.05)
Weighted average number of Ordinary Share used in computing basic net income (loss) per Ordinary Share	13,549,494	11,673,240
Weighted average number of Ordinary Share used in computing diluted net income (loss) per Ordinary Share	13,817,995	11,673,240